Provisions (Tables)	6 Months Ended
Jun. 30, 2019
Other combined provisions
Disclosure of subsidiaries [line items]
Schedule of other provisions by type of provision

	Millions of euros
	06-30-2019	12-31-2018

Provisions for taxes	831	864
Provisions for employment-related proceedings (Brazil)	845	859
Provisions for other legal proceedings	1,477	1,451
Provision for customer remediation	689	652
Regulatory framework-related provisions	83	105
Provision for restructuring	689	492
Other	1,305	1,226
	5,919	5,649